Note 21 - Property and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment (IFRS 16) [Domain Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	€ 6,103
Property and equipment, end of period	6,185	€ 6,103
Property and Equipment (IFRS 16) [Domain Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	12,863	11,737
Changes in the group of consolidated companies	34	0
Additions	685	1,308
Transfers	419	171
Reclassifications (to)/from "held for sale"	(22)	(19)
Disposals	950	535
Exchange rate changes	(148)	201
Property and equipment, end of period	12,881	12,863
Property and Equipment (IFRS 16) [Domain Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	6,760	6,201
Changes in the group of consolidated companies	(11)	0
Depreciation	878	922
Transfers	29	89
Reclassifications (to)/from "held for sale"	(19)	(15)
Disposals	907	486
Exchange rate changes	(70)	60
Impairment losses	43	11
Reversals of impairment losses	8	21
Accumulated depreciation and impairment, end of period	6,696	6,760
Owner occupied properties [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	217
Property and equipment, end of period	177	217
Owner occupied properties [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	503	514
Changes in the group of consolidated companies	0	0
Additions	0	0
Transfers	0	0
Reclassifications (to)/from "held for sale"	(22)	0
Disposals	41	11
Exchange rate changes	1	(1)
Property and equipment, end of period	441	503
Owner occupied properties [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	286	288
Changes in the group of consolidated companies	0	0
Depreciation	9	13
Transfers	0	0
Reclassifications (to)/from "held for sale"	(19)	0
Disposals	20	11
Exchange rate changes	0	(1)
Impairment losses	7	1
Reversals of impairment losses	0	4
Accumulated depreciation and impairment, end of period	264	286
Furniture and equipment [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	412
Property and equipment, end of period	360	412
Furniture and equipment [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	2,434	2,283
Changes in the group of consolidated companies	(8)	0
Additions	84	94
Transfers	23	109
Reclassifications (to)/from "held for sale"	0	(7)
Disposals	113	72
Exchange rate changes	(27)	27
Property and equipment, end of period	2,393	2,434
Furniture and equipment [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	2,022	1,860
Changes in the group of consolidated companies	(10)	0
Depreciation	127	141
Transfers	17	61
Reclassifications (to)/from "held for sale"	0	(6)
Disposals	108	55
Exchange rate changes	(22)	20
Impairment losses	8	0
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, end of period	2,033	2,022
Leasehold improvements [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	1,219
Property and equipment, end of period	1,179	1,219
Leasehold improvements [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	3,523	3,102
Changes in the group of consolidated companies	7	0
Additions	40	65
Transfers	193	362
Reclassifications (to)/from "held for sale"	0	(12)
Disposals	643	35
Exchange rate changes	(43)	42
Property and equipment, end of period	3,078	3,523
Leasehold improvements [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	2,304	2,095
Changes in the group of consolidated companies	0	0
Depreciation	199	194
Transfers	54	24
Reclassifications (to)/from "held for sale"	0	(9)
Disposals	638	28
Exchange rate changes	(25)	24
Impairment losses	5	4
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, end of period	1,900	2,304
Construction-in-progress [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	215
Property and equipment, end of period	460	215
Construction-in-progress [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	216	398
Accumulated depreciation and impairment, beginning of period	1
Changes in the group of consolidated companies	0	0
Additions	297	178
Transfers	(50)	(377)
Reclassifications (to)/from "held for sale"	0	0
Disposals	0	0
Exchange rate changes	(2)	16
Property and equipment, end of period	461	216
Accumulated depreciation and impairment, end of period		1
Construction-in-progress [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	1
Changes in the group of consolidated companies	0	0
Depreciation	0	0
Transfers	0	0
Reclassifications (to)/from "held for sale"	0	0
Disposals	0	0
Exchange rate changes	0	0
Impairment losses	0	0
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, end of period	1	1
Total Property and equipment (IAS 16) [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	2,063
Property and equipment, end of period	2,176	2,063
Total Property and equipment (IAS 16) [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	6,676	6,297
Changes in the group of consolidated companies	(1)	0
Additions	422	337
Transfers	167	94
Reclassifications (to)/from "held for sale"	(22)	(19)
Disposals	798	118
Exchange rate changes	(71)	84
Property and equipment, end of period	6,374	6,676
Total Property and equipment (IAS 16) [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	4,613	4,244
Changes in the group of consolidated companies	(11)	0
Depreciation	335	348
Transfers	71	86
Reclassifications (to)/from "held for sale"	(19)	(15)
Disposals	766	93
Exchange rate changes	(46)	43
Impairment losses	21	4
Reversals of impairment losses	0	4
Accumulated depreciation and impairment, end of period	4,198	4,613
Right-of-use for leased assets (IFRS 16) [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	4,040
Property and equipment, end of period	4,009	4,040
Right-of-use for leased assets (IFRS 16) [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	6,187	5,439
Changes in the group of consolidated companies	34	0
Additions (IFRS 16)	263	971
Transfers	251	78
Reclassifications (to)/from "held for sale"	0	0
Disposals	152	417
Exchange rate changes	(77)	117
Property and equipment, end of period	6,507	6,187
Right-of-use for leased assets (IFRS 16) [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	2,147	1,957
Changes in the group of consolidated companies	0	0
Depreciation (IFRS 16)	543	573
Transfers	41	3
Reclassifications (to)/from "held for sale"	0	0
Disposals	141	393
Exchange rate changes	24	17
Impairment losses	23	6
Reversals of impairment losses	8	17
Accumulated depreciation and impairment, end of period	€ 2,498	€ 2,147